Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Software as a service (SaaS) revenue	$ 204,210	$ 139,024	$ 77,202
License and software revenue	22,213	36,705	26,586
Managed services revenue	43,921	13,473	12,481
Total revenue	270,344	189,202	116,269
Cost and expenses:
Third-party costs	91,404	53,901	36,658
Datacenter and direct project costs	29,966	17,952	6,312
General and administrative expenses	68,196	45,258	22,484
Sales and marketing expenses	54,507	37,733	23,049
Research and development expenses	21,236	13,060	7,840
Acquisition related and other charges	9,950	8,890	5,364
Impairment of intangible assets	16,902	1,500	0
Non-cash loss from disposal of assets	10,532	0	0
Depreciation and amortization	33,946	20,900	12,131
Total cost and expenses	336,639	199,194	113,838
Income (loss) from operations	(66,295)	(9,992)	2,431
Interest expense, net	(1,830)	(7,389)	(8,069)
Gain (loss) from foreign currency transactions	1,995	6,200	(1,726)
Other income (expense)	5,876	(49)	0
Loss before income taxes, equity method investments and non-controlling interest	(60,254)	(11,230)	(7,364)
Income tax benefit (expense)	2,835	(3,808)	(3,771)
Loss from equity method investments	(3,755)	(200)	(4,615)
Net loss	(61,174)	(15,238)	(15,750)
Net income (loss) attributable to non-controlling interest	53	130	(81)
Net loss attributable to Velti	(61,227)	(15,368)	(15,669)
Foreign currency translation adjustment	2,791	(20,907)	(2,700)
Comprehensive loss	(58,383)	(36,145)	(18,450)
Comprehensive income (loss) attributable to non-controlling interests	(40)	92	105
Comprehensive loss attributable to Velti	$ (58,423)	$ (36,053)	$ (18,345)
Net income (loss) attributable to Velti per share:
Basic (in dollars per share)	$ (0.96)	$ (0.28)	$ (0.41)
Diluted (in dollars per share)	$ (0.96)	$ (0.28)	$ (0.41)
Weighted average number of shares outstanding for use in computing per share amounts:
Basic (in shares)	63,910	55,865	37,933
Diluted (in shares)	63,910	55,865	37,933